Share Capital - Movement of Common Shares (Detail) shares in Thousands, pure in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	80,996	66,105
Ending balance | shares	76,419	80,996	66,105
Beginning balance	€ 322
Ending balance	322	€ 322
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	251	249	€ 258
Dividend		3	1
Ending balance	€ 251	€ 251	€ 249
Common shares [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	2,095,648	2,074,549
Dividend		21,099
Ending balance | shares	2,095,648	2,095,648	2,074,549
Beginning balance	€ 251	€ 249
Dividend	0	3
Ending balance	251	251	€ 249
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	70	70	70
Ending balance	€ 70	€ 70	€ 70
Common share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	585,022	585,022
Ending balance | shares	585,022	585,022	585,022
Beginning balance	€ 70	€ 70
Dividend	0	0
Ending balance	€ 70	€ 70	€ 70